Operating assets and liabilities - Leases - Income Statement (Details) kr in Millions	12 Months Ended
Dec. 31, 2019 DKK (kr)
Subclassifications of assets, liabilities and equities [abstract]
Depreciation	kr 852
Interest on lease liabilities	108
Variable lease expenses	113
Short-term leases	201
Lease of low value assets	63
Total amounts recognised in the income statement	kr 1,337